ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities consist of the following:

	June 30, 2023	December 31, 2022
	$	$
Trade accounts payable	290,096	261,493
GST payable	26,342	51,400
	316,438	312,893